Other Financial Assets - Summary of Other Financial Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets
Current financial assets at amortised cost	₩ 36,903	₩ 33,136
Other current financial assets	70,945	46,301
Non-current assets
Financial asset at fair value through profit or loss	27,063	15,008
Non-current financial assets at amortised cost	84,377	129,151
Other non-current financial assets	111,510	144,214
Derivatives [member]
Current assets
Current financial assets at fair value through profit or loss	34,036	13,059
Non-current assets
Financial asset at fair value through profit or loss	15,640
Debt securities [member] | Government bonds [member]
Current assets
Current financial assets measured at fair Value through Other Comprehensive Income	6	106
Non-current assets
Non-current financial assets measured at fair value through other comprehensive income	70	55
Short term Loans And Receivables[member]
Current assets
Current financial assets at amortised cost	21,623	16,116
Equity securities [member]
Non-current assets
Financial asset at fair value through profit or loss	9,879	13,681
Equity securities [member] | Intellectual Discovery Co Ltd [member]
Non-current assets
Financial asset at fair value through profit or loss	1,104	4,598
Equity securities [member] | Kyulux, Inc. [member]
Non-current assets
Financial asset at fair value through profit or loss	1,889	2,460
Equity securities [member] | Fineeva Co., Ltd [member]
Non-current assets
Financial asset at fair value through profit or loss	4	286
Equity securities [member] | ARCH Venture Fund Vill, L.P. [member]
Non-current assets
Financial asset at fair value through profit or loss	6,302	6,337
Equity securities [member] | Sierra Ventures Fund XII LP [Member]
Non-current assets
Financial asset at fair value through profit or loss	580
Convertible bonds [member]
Non-current assets
Financial asset at fair value through profit or loss	1,544	1,327
Long term Loans And Receivables [member]
Non-current assets
Non-current financial assets at amortised cost	40,827	55,048
Deposits [member]
Current assets
Current financial assets at amortised cost	9,585	17,020
Non-current assets
Non-current financial assets at amortised cost	21,451	₩ 74,103
Lease receivables [member]
Current assets
Current financial assets at amortised cost	5,695
Non-current assets
Non-current financial assets at amortised cost	₩ 22,099